Note 4 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Area of Real Estate Property | ft²	8,400		8,400		8,400
Operating Lease, Expense	$ 45,414	$ 44,089	$ 136,242	$ 132,267	$ 176,797	$ 166,242
Lessee, Operating Lease, Liability, to be Paid, Year One	187,056		187,056		182,000
Lessee, Operating Lease, Liability, to be Paid, Year Two	$ 192,708		$ 192,708		187,000
Lessee, Operating Lease, Liability, to be Paid, Year Three					$ 193,000